BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PRESENTATION
2. BASIS OF PRESENTATION
Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB") and with interpretations of the International Financial Reporting Interpretations Committee ("IFRIC") which the Canadian Accounting Standards Board has approved for incorporation into Part 1 of the CPA Canada Handbook – Accounting.
These consolidated financial statements were approved by the Board of Directors of the Company on February 19, 2019.
Basis of presentation
These consolidated financial statements include the accounts of the Company and its subsidiaries, whether owned directly or indirectly. The financial statements of the subsidiaries are prepared for the same period as the Company using consistent accounting policies for all periods presented, except for the changes in accounting policies described in Note 3 below. All inter-company balances and transactions have been eliminated. Subsidiaries are entities controlled by the Company. Non-controlling interests in the net assets of consolidated subsidiaries are a separate component of the Company's equity.
These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and discharge of all liabilities in the normal course of business.
These consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments which are measured at fair value through profit or loss.